Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2014
Other retirement plans
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 11,600,000	$ 8,000,000
ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.80%	3.80%
Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.30%	0.40%
PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.30%	0.40%
United States
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage of annual compensation (in percent)	4.50%
Defined contribution plan, cost	$ 30,200,000	$ 23,700,000	$ 17,000,000
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	19,558,000	$ 41,813,000	$ 43,988,000
Net loss that will be amortized	300,000
Net prior service cost for defined benefit pension plan that will be amortized	$ 0
Pension plan period	19 years
Expected rate of return on plan assets	3.80%	3.40%	4.00%
Contribution to pension fund in the year ending December 31, 2021	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Discount rate	4.90%	1.80%
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 5,806,000	$ 7,643,000	$ 8,620,000
Switzerland | Aptiv Solutions pension plan | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of share capital acquired (in percent)				100.00%
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Non-current other liabilities (note 16)	$ 5,345,000	$ 4,990,000	$ 4,890,000